Commitments and Contingencies Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Schedule of Product Warranty Liability [Table Text Block]

	Successor		Predecessor
	Year Ended	Three Months Ended	Nine Months Ended
	December 31	December 31	October 1
	2011	2010	2010
	(Dollars in Millions)
Beginning balance	$75	$76	$79
Accruals for products shipped	21	7	19
Changes in estimates	(12)	(2)	(4)
Settlements	(19)	(6)	(18)
Ending balance	$65	$75	$76